May 2, 2025
Disclosure Review and Accounting Office
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E. (Mail Stop 5-6)
Washington, D.C. 20549
ATTN: Document Control – Edgar
RE:
RiverSource Life Insurance Company
  on behalf of RiverSource Variable Annuity Account
File Nos. 333-139761/811-07195
RiverSource® Galaxy Variable Annuity
RiverSource® Pinnacle Variable Annuity
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced variable annuity do not differ from that contained in Registrant's Post- Effective Amendment No. 21 filed on April 28, 2025.
If you have any questions regarding this filing, please contact me at (612) 678-5337.
Very truly yours,
/s/ Nicole D. Wood
Nicole D. Wood Assistant General Counsel and Assistant Secretary